Income Taxes - Provision for Income Taxes (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	$ 17	$ (126)	$ (255)
Deferred Tax Expense (Recovery)	(814)	(884)	203
Tax Expense (Recovery) From Continuing Operations	(797)	(1,010)	(52)
Canada [Member]
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	14	(128)	(217)
United States [Member]
Major Components Of Tax Expense Income [Line Items]
Current Tax Expense (Recovery)	$ 3	$ 2	$ (38)